Operating segments - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of operating segments [line items]
Number of operating segments | segment	1
Number of reportable segments | segment	1
Revenue from rendering of advertising services	$ 190	$ 180	$ 157
Gain on sale of consumer receivables	73	0	0
Reclassification to the statement of profit and loss	25	0	0
Revenue from reminder fees	261	254	$ 198
Revenue from subscription	29	$ 6
Fair Financing
Disclosure of operating segments [line items]
Interest income from consumer receivables at fair value through other comprehensive income	20
Consumer receivables
Disclosure of operating segments [line items]
Reclassification to the statement of profit and loss	25
Consumer receivables | Fair Financing receivables
Disclosure of operating segments [line items]
Consumer receivables, amount sold	$ 1,600